Capital adequacy	12 Months Ended
Dec. 31, 2017
Capital adequacy
36 Capital adequacy
Effective January 1, 2013, the >>>Basel III framework was implemented in Switzerland along with the Swiss >>>“Too Big to Fail” legislation and regulations thereunder (Swiss Requirements). Together with the related implementing ordinances, the legislation includes capital, liquidity, leverage and large exposure requirements and rules for emergency plans designed to maintain systemically relevant functions in the event of threatened insolvency. The legislation implementing the Basel III framework in Switzerland in respect of capital requirements for systemically relevant banks, including the Group, goes beyond the Basel III minimum standards for systemically relevant banks. The Swiss >>>total loss-absorbing capacity (TLAC) standards are being phased in from 2016 through 2019 and are fully effective on January 1, 2020. Failure to comply with national capital requirements could result in restrictions being imposed by the Group’s regulators. The Group, which is subject to regulation by >>>FINMA, has based its capital adequacy calculations on US GAAP financial statements, as permitted by FINMA Circular 2013/1.
Systemically important banks operating internationally, such as the Group, are subject to two different minimum requirements for loss-absorbing capacity: global systemically important banks must hold sufficient capital that absorbs losses to ensure continuity of service (going concern requirement), and they must issue sufficient debt instruments to fund an orderly resolution without recourse to public resources (gone concern requirement). Going concern capital and gone concern capital together form the Group’s total loss-absorbing capacity. The going concern and gone concern requirements are generally aligned with the Financial Stability Board’s total loss-absorbing capacity standard. The amended Capital Adequacy Ordinance came into effect on July 1, 2016, subject to phase-in and grandfathering provisions for certain outstanding instruments, and has to be fully applied by January 1, 2020.
The Group’s balance sheet positions and off-balance sheet exposures translate into >>>risk-weighted assets that are categorized as credit, market and operational risk-weighted assets. When assessing risk-weighted assets, it is not the nominal size, but rather the nature (including >>>risk mitigation such as collateral or hedges) of the balance sheet positions or off-balance sheet exposures that determines the risk-weighted assets.
Leverage exposure consists of period-end balance sheet assets and prescribed regulatory adjustments.
Capital ratios measure the Group’s capital components against risk-weighted assets and leverage ratios measure them against the end-of-period exposures.
As of December 31, 2017 and 2016, the Group’s current capital position exceeds its capital requirements under the regulatory provisions outlined under Swiss Requirements.
Broker-dealer operations
Certain of the Group’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2017 and 2016, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Swiss capital and leverage metrics
	Phase-in
end of	2017	2016
Swiss capital (CHF million)
Swiss CET1 capital	36,567	36,417
Going concern capital	53,131	52,392
Gone concern capital	35,712	26,783
Total loss-absorbing capacity	88,843	79,175
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	273,436	272,090
Leverage exposure	919,053	957,067
Swiss capital ratios (%)
Swiss CET1 ratio	13.4	13.4
Going concern capital ratio	19.4	19.3
Gone concern capital ratio	13.1	9.8
TLAC ratio	32.5	29.1
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.0	3.8
Going concern leverage ratio	5.8	5.5
Gone concern leverage ratio	3.9	2.8
TLAC leverage ratio	9.7	8.3
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.0	8.125
Going concern capital ratio requirement	12.0	10.75
Gone concern capital ratio requirement	6.2	3.5
TLAC ratio requirement	18.2	14.25
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	2.6	2.3
Going concern leverage ratio requirement	3.5	3.0
Gone concern leverage ratio requirement	2.0	1.0
TLAC leverage ratio requirement	5.5	4.0
Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
As of December 31, 2017 and 2016, Credit Suisse Group AG was not subject to restrictions on its ability to pay the proposed dividends.

Bank
Capital adequacy
35 Capital adequacy
Effective January 1, 2013, the >>>Basel III framework was implemented in Switzerland along with the Swiss >>>“Too Big to Fail” legislation and regulations thereunder (Swiss Requirements). The Bank, which is subject to regulation by >>>FINMA, has based its capital adequacy calculations on US GAAP financial statements, as permitted by FINMA Circular 2013/1.
As of December 31, 2017 and 2016, the Bank’s current capital position exceeds its capital requirements under the regulatory provisions outlined under Swiss Requirements.
> Refer to “Note 36 – Capital adequacy” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Broker-dealer operations
Certain of the Bank’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2017 and 2016, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
As of December 31, 2017 and 2016, Credit Suisse AG was not subject to restrictions on its ability to pay the proposed dividends.
Swiss capital and leverage metrics
	Phase-in
end of	2017	2016
Swiss capital (CHF million)
Swiss CET1 capital	38,288	37,196
Going concern capital	53,995	52,344
Gone concern capital	35,771	26,904
Total loss-absorbing capacity (TLAC)	89,766	79,248
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	273,332	271,359
Leverage exposure	921,793	958,296
Swiss capital ratios (%)
Swiss CET1 ratio	14.0	13.7
Going concern capital ratio	19.8	19.3
Gone concern capital ratio	13.1	9.9
TLAC ratio	32.8	29.2
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.2	3.9
Going concern leverage ratio	5.9	5.5
Gone concern leverage ratio	3.9	2.8
TLAC leverage ratio	9.7	8.3
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.0	8.125
Going concern capital ratio requirement	12.0	10.75
Gone concern capital ratio requirement	6.2	3.5
TLAC ratio requirement	18.2	14.25
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	2.6	2.3
Going concern leverage ratio requirement	3.5	3.0
Gone concern leverage ratio requirement	2.0	1.0
TLAC leverage ratio requirement	5.5	4.0